Structured entities - Unconsolidated (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 104,038	£ 113,755	[1]
Financial assets at fair value through the income statement	145,250	116,282	[1]
Derivative financial instruments	222,683	237,987	[1]
Loans and advances at amortised cost	136,959	324,590	[1]
Reverse repurchase agreements and other similar secured lending	1,613	12,546	[1]
Other assets	1,965	4,003	[1]
Total assets	877,700	1,129,343	[1]
Derivative financial instruments	219,592	238,345	[1]
Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	104,038	113,755	[2]
Financial assets at fair value through the income statement	145,250	116,282	[2]
Derivative financial instruments	222,683	237,987	[2]
Loans and advances at amortised cost	136,959	324,590	[2]
Reverse repurchase agreements and other similar secured lending	1,613	12,546	[2]
Total assets	877,700	1,129,343	[2]
Derivative financial instruments	219,592	238,345	[2]
Structured entities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	12,206	11,487
Derivative financial instruments	5,236	4,380
Loans and advances at amortised cost	15,019	22,867
Reverse repurchase agreements and other similar secured lending		753
Other assets	13	509
Total assets	67,428	74,237
Derivative financial instruments	9,024	8,549
Secured financings [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Derivative financial instruments	0	0
Loans and advances at amortised cost	0	5,481
Reverse repurchase agreements and other similar secured lending		753
Other assets	0	0
Total assets	32,359	37,754
Derivative financial instruments	0	0
Short-term traded interests [Member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	12,206	10,788
Derivative financial instruments	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending		0
Other assets	0	0
Total assets	12,206	10,788
Derivative financial instruments	0	0
Traded derivatives [Member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Derivative financial instruments	5,236	4,380
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending		0
Other assets	0	0
Total assets	5,236	4,380
Derivative financial instruments	6,438	5,193
Other interests [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	699
Derivative financial instruments	0	0
Loans and advances at amortised cost	15,019	17,386
Reverse repurchase agreements and other similar secured lending		0
Other assets	13	509
Total assets	17,627	21,315
Derivative financial instruments	£ 2,586	£ 3,356

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.